ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	¥ 30,384,772	$ 4,768,034	¥ 56,311,274
Professional services	4,480,561	703,098	9,866,284
Agency commission fees payable	6,397,096	1,003,844	6,397,096
Staff cost related payables	6,505,481	1,020,852	3,842,856
Office expenses	1,439,218	225,845	1,920,735
Product development services	992,730	155,781	848,237
Other payables	33,808,410	5,305,277
Lawsuit dues	54,703,506	8,584,173
Others	1,487,807	233,469	4,384,391
Total	¥ 140,199,581	$ 22,000,373	¥ 83,570,873